Pensions and Other Benefit Plans (Details 7) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Amounts Recognized in the Company's Balance Sheet consist of the following:
Current liabilities	$ (419)	$ (646)
Non-current liabilities	(8,353)	(6,087)
Retirement Plans [Member]
Amounts Recognized in the Company's Balance Sheet consist of the following:
Non-current assets	249	615
Current liabilities	(59)	(54)
Non-current liabilities	(3,878)	(2,121)
Total recognized in the consolidated balance sheet - end of year	(3,688)	(1,560)
Other Benefit Plans [Member]
Amounts Recognized in the Company's Balance Sheet consist of the following:
Non-current assets	0	0
Current liabilities	(346)	(576)
Non-current liabilities	(3,436)	(2,982)
Total recognized in the consolidated balance sheet - end of year	$ (3,782)	$ (3,558)